Post-employment Benefits - Post-employment benefits (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Post-employment benefit plans
Defined benefit obligation	$ 3,184,365	$ 3,276,400
Plan assets	1,270,685	1,195,749
Unfunded status of plans	1,913,680	2,080,651
Remeasurement adjustments	(279,825)	344,313
Pensions
Post-employment benefit plans
Defined benefit obligation	2,442,697	2,634,125
Plan assets	978,892	909,324
Unfunded status of plans	1,463,805	1,724,801
Remeasurement adjustments	(327,898)	250,283
Seniority Premiums
Post-employment benefit plans
Defined benefit obligation	741,668	642,275
Plan assets	291,793	286,425
Unfunded status of plans	449,875	355,850
Remeasurement adjustments	$ 48,073	$ 94,030